DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
d.	Initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:
1).	Amendment to IAS 1, “Presentation of Financial Statements”:

In February 2021, the International Accounting Standards Board (“IASB”) issued an amendment to IAS 1 (the “IAS 1 Amendment”). Under the IAS 1 Amendment, companies are required to provide disclosure to their substantive accounting policies beyond the current requirement to provide disclosure for their substantial accounting policies. One of the main reasons for this amendment is that the term “significant” does not have a definition in IFRS, while the term “substantial” has a definition in various standards, particularly IAS 1.

The IAS 1 Amendment is effective for annual periods beginning on or after January 1, 2023. The application of the IAS 1 Amendment did not have an impact on the Company’s interim consolidated financial statements, but the IAS 1 Amendment is expected to affect the accounting policy disclosures in the Company’s consolidated annual financial statements.

2).	Amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors”:

In February 2021, the IASB issued an amendment to IAS 8 (the “IAS 8 Amendment”), in which it introduces a new definition of accounting estimates. Accounting estimates are defined as monetary amounts in financial statements that are subject to measurement uncertainty. The IAS 8 Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The IAS 8 Amendment is to be applied prospectively for annual reporting periods beginning on or after January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. IAS 8 Amendment did not have a material impact on the Company’s interim consolidated financial statements.

NOTE 3: — DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

a.	Amendment to IAS 1, “Presentation of Financial Statements”:

In January 2020, the IASB issued an amendment to IAS 1 (the “IAS 1 Amendment”) regarding the criteria for determining the classification of liabilities as current or non-current.

The IAS 1 Amendment includes the following clarifications:

●	What is meant by a right to defer settlement;
●	That a right to defer must exist at the end of the reporting period;
●	That classification is unaffected by the likelihood that an entity will exercise its deferral right;
●	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The IAS 1 Amendment is effective for annual periods beginning on or after January 1, 2023 and must be applied retrospectively. Early application is permitted. The Company estimates that the application of the IAS 1 Amendment is not expected to have a material impact on its consolidated financial statements.

b.Amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors”:

In February 2021, the IASB issued an amendment to IAS 8 (the “IAS 8 Amendment”), in which it introduces a new definition of accounting estimates. Accounting estimates are defined as monetary amounts in financial statements that are subject to measurement uncertainty. The IAS 8 Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The IAS 8 Amendment is to be applied prospectively for annual reporting periods beginning on or after January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Early application is permitted. The Company estimates that the application of the IAS 8 Amendment is not expected to have a material impact on its consolidated financial statements.

c.Amendment to IAS 12, “Income Taxes”:

In May 2021, the IASB issued an amendment to IAS 12, which narrows the scope of the initial recognition exception under IAS 12.15 and IAS 12.24 (the “IAS 12 Amendment”).

NOTE 3: — DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION  (continued)

According to the recognition guidelines of deferred tax assets and liabilities, IAS 12 excludes recognition of deferred tax assets and liabilities in respect of certain temporary differences arising from the initial recognition of certain transactions. This exception is referred to as the “initial recognition exception”. The IAS 12 Amendment narrows the scope of the initial recognition exception and clarifies that it does not apply to the recognition of deferred tax assets and liabilities arising from transactions that are not a business combination and that give rise to equal taxable and deductible temporary differences, even if they meet the other criteria of the initial recognition exception.

The Amendment applies for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted. In relation to leases and decommissioning obligations, the Amendment is to be applied commencing from the earliest reporting period presented in the financial statements in which the Amendment is initially applied. The cumulative effect of the initial application of the Amendment should be recognized as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date. The Company estimates that the initial application of the Amendment is not expected to have a material impact on its financial statements.